Convertible Notes (Details) - USD ($)					1 Months Ended	12 Months Ended
	Sep. 01, 2022	Aug. 09, 2021	Aug. 07, 2021	Apr. 09, 2021	Mar. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes (Details) [Line Items]
Aggregate principal amount	$ 8,640,000		$ 7,000,000			$ 2,427,582	$ 1,250,310
Gross proceeds	$ 8,000,000		6,790,000
Principal amount		$ 2,000,000	2,000,000	$ 4,000,000
Interest rate	6.00%					5.00%
Original issue discount	$ 640,000
Streeterville’s fees	$ 20,000
Outstanding balance elected for pre payment percentage	120.00%
Shares issued (in Shares)					698,301
Conversion note amount						$ 3,128,453
Interest cost						202,946
Fair value						5,020,633
Fair value of convertible loan						21,166	2,448,936	$ 1,508,229
Interest expense recognized for these convertible loans						297,954	$ 195,139	$ 226,775
Maximum [Member]
Convertible Notes (Details) [Line Items]
Principal amount			$ 3,000,000
Warrant issued (in Shares)			2,721
Minimum [Member]
Convertible Notes (Details) [Line Items]
Principal amount			$ 2,000,000
Warrant issued (in Shares)			2,381
Class A Ordinary Shares [Member]
Convertible Notes (Details) [Line Items]
Warrants to purchase shares (in Shares)			2,381
Principal amount			$ 8,000,000
Shares issued (in Shares)							24,708
Convertible Notes [Member]
Convertible Notes (Details) [Line Items]
Aggregate principal amount							$ 2,000,000
Conversion note amount							2,261,270
Conversion of Convertible Note [Member]
Convertible Notes (Details) [Line Items]
Conversion note amount							$ 1,534,654
Repaid principal						$ 1,047,054
Conversion of Convertible Note [Member] | Class A Ordinary Shares [Member]
Convertible Notes (Details) [Line Items]
Shares issued (in Shares)						111,875	58,257